Financial instruments - Fair Value and Amortized Cost (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, FVTPL	$ (59,026)	$ (138,980)
Financial liabilities, Total	(59,026)	(138,980)
Dividends payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost		(18,521)
Financial liabilities, Total		(18,521)
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(470,765)	(425,410)
Financial liabilities, Total	(470,765)	(425,410)
Lease obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(49,340)	(54,991)
Financial liabilities, Total	(49,340)	(54,991)
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(1,243,397)	(963,456)
Financial liabilities, Total	(1,243,397)	(963,456)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTPL	19,087	131,730
Financial assets, Total	19,087	131,730
Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTPL	103,960	54,239
Financial assets, Total	103,960	54,239
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTOCI	43,885
Financial assets, Total	43,885
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets, Amortized Cost	261,532	298,493
Financial assets, Total	$ 261,532	$ 298,493